4. STOCK-BASED COMPENSATION (Details - Stock based compensation) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Stock based compensation expense	$ 75,567	$ 2,891	$ 426,778	$ 356,103
Cost of Goods Sold [Member]
Stock based compensation expense	11,233	0	33,699	0
Research and Development Expenses [Member]
Stock based compensation expense	21,346	2,411	46,714	7,233
Selling, General and Administrative Expenses [Member]
Stock based compensation expense	$ 42,988	$ 480	$ 346,365	$ 348,870